UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Managing Member
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     February 12, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $53,617 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-                           Akanthos Arbitrage Master Fund, L.P.

Information for which Akanthos Capital Management, LLC has requested confidential treatment has been omitted and filed separately with the commission.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BEST BUY INC                   SDCV  2.250% 1/1 086516AF8     2113  2500000 PRN      DEFINED 01            2500000        0        0
CLEAR CHANNEL COMMUNICATIONS   PUT              184502952      932    25000 SH  PUT  DEFINED 01              25000        0        0
ECHOSTAR COMMUNICATIONS NEW    NOTE  5.750% 5/1 278762AG4     2276  2500000 PRN      DEFINED 01            2500000        0        0
OMNICOM GROUP INC              NOTE         7/3 681919AM8    17065 17000000 PRN      DEFINED 01           17000000        0        0
OMNICOM GROUP INC              PUT              681919956     6460   100000 SH  PUT  DEFINED 01             100000        0        0
SPX CORP                       COM              784635104        7      200 SH       DEFINED 01                200        0        0
SUN MICROSYSTEMS INC           CALL             866810904      156    50000 SH  CALL DEFINED 01              50000        0        0
TENET HEALTHCARE CORP          CALL             88033G900      820    50000 SH  CALL DEFINED 01              50000        0        0
VERIZON GLOBAL FDG CORP        NOTE         5/1 92344GAN6    10173 17500000 PRN      DEFINED 01           17500000        0        0
WESTERN DIGITAL CORP           SDCV         2/1 958102AH8     4550 10000000 SH       DEFINED 01           10000000        0        0
WHOLE FOODS MKT INC            SDCV         3/0 966837AC0     5915 10000000 SH       DEFINED 01           10000000        0        0
XEROX CORP                     SDCV  0.570% 4/2 984121BB8     3150  5000000 SH       DEFINED 01            5000000        0        0